Federated Hermes Floating Rate Strategic Income Fund
A Portfolio of Federated Hermes Income Securities Trust
CLASS A SHARES (TICKER FRSAX)
INSTITUTIONAL SHARES (TICKER FFRSX)
CLASS R6 SHARES (TICKER FFRLX)
CLASS A1 SHARES (TICKER FFRFX)

SUPPLEMENT TO SUMMARY PROSPECTUSES DATED MAY 31, 2023
Effective September 6, 2023, Steven J. Wagner no longer serves as a portfolio manager of the Fund and the Bank Loan Affiliated Fund. Accordingly, please remove all references to Mr. Wagner. The other members of the management team will continue to manage the Fund.
1. Effective September 6, 2023, Liam O’Connell will also serve as portfolio manager of the Fund. Accordingly, please add the following under “Fund Summary Information” in the sub-section entitled “Fund Management”:
“Liam O’Connell, CFA, Portfolio Manager, has been the Fund’s portfolio manager since September of 2023.”
September 6, 2023

Federated Hermes Floating Rate Strategic Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-756
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456221 (9/23)
© 2023 Federated Hermes, Inc.

Federated Hermes Floating Rate Strategic Income Fund
A Portfolio of Federated Hermes Income Securities Trust
CLASS A SHARES (TICKER FRSAX)
INSTITUTIONAL SHARES (TICKER FFRSX)
CLASS R6 SHARES (TICKER FFRLX)
CLASS A1 SHARES (TICKER FFRFX)

SUPPLEMENT TO PROSPECTUS DATED MAY 31, 2023
Effective September 6, 2023, Steven J. Wagner no longer serves as a portfolio manager of the Fund and the Bank Loan Affiliated Fund. Accordingly, please remove all references to Mr. Wagner. The other members of the management team will continue to manage the Fund.
1. Effective September 6, 2023, Liam O’Connell will also serve as portfolio manager of the Fund. Accordingly, please add the following under “Fund Summary Information” in the sub-section entitled “Fund Management:”
“Liam O’Connell, CFA, Portfolio Manager, has been the Fund’s portfolio manager since September of 2023.”
2. Effective September 6, 2023, under “Who Manages the Fund?” in the sub-section “Portfolio Management Information,” please add the following information:
“Liam O’Connell
Liam O’Connell, CFA, Portfolio Manager, has been the Fund’s portfolio manager since September of 2023.
Mr. O’Connell is responsible for day to day management of the Fund focusing on asset allocation, interest rate strategy and security selection. He has been with the Adviser or an affiliate since 2003; has worked in investment management since 2003; has managed investment portfolios since 2005. Education: B.S., Webb Institute of Naval Architecture; M.S, Johns Hopkins University; M.B.A., Massachusetts Institute of Technology.”
3. Effective September 6, 2023, under “Who Manages the Fund?” in the sub-section “Portfolio Management Information,” please replace the information for the “Bank Loan Affiliated Fund” with the following:
“Anthony Venturino
Anthony Venturino, CFA, Portfolio Manager, has been the Bank Loan Affiliated Fund’s portfolio manager since March of 2019.
Mr. Venturino is responsible for day to day management of the Bank Loan Affiliated Fund focusing on asset allocation and security selection. He has been with the Adviser or an affiliate since 2005; has worked in investment management since 1998; has managed investment portfolios since 2019. Education: B.S., University of Dayton; M.B.A., Tepper School of Business, Carnegie Mellon University.”
September 6, 2023

Federated Hermes Floating Rate Strategic Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-756
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456219 (9/23)
© 2023 Federated Hermes, Inc.

Federated Hermes Floating Rate Strategic Income Fund
A Portfolio of Federated Hermes Income Securities Trust
CLASS A SHARES (TICKER FRSAX)
INSTITUTIONAL SHARES (TICKER FFRSX)
CLASS R6 SHARES (TICKER FFRLX)
CLASS A1 SHARES (TICKER FFRFX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 31, 2023
Effective September 6, 2023, Steven J. Wagner no longer serves as a portfolio manager of the Fund and the Bank Loan Affiliated Fund. Accordingly, please remove all references to Mr. Wagner. The other members of the management team will continue to manage the Fund.
1. Effective September 6, 2023, Liam O’Connell will also serve as portfolio manager of the Fund. Accordingly, please add the following under “Who Manages and Provides Services to the Fund?” in the sub-section “Portfolio Manager Information:”
“The following information is provided as of July 31, 2023.
Liam O’Connell, Portfolio Manager
Types of Accounts Managed Liam O’Connell	Total Number of Additional Accounts Managed/Total Assets	Additional Accounts/Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	10/$6.6 billion	0/$0
Other Pooled Investment Vehicles	0/$0	0/$0
Other Accounts	1/$49.8 million	0/$0
Dollar value range of shares owned in the Fund: None.
Liam O’Connell is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is calculated based on other accounts managed by the portfolio manager. IPP is measured on a rolling one, three and five calendar year pre-tax gross return basis versus the other accounts’ designated peer groups. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.
As noted above, Mr. O’Connell is also the portfolio manager for other accounts. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the other accounts or activities for which Mr. O’Connell is responsible when his compensation is calculated may be equal or can vary.
In addition, Mr. O’Connell serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility and/or yield curve) for taxable, fixed-income accounts. A portion of the IPP score is based on Federated Hermes’ senior management’s assessment of team contributions.
For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into two IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups (but can be adjusted periodically). A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.

Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).
In addition, Mr. O’Connell was awarded a grant of restricted Federated Hermes stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated Hermes’ senior management.”
September 6, 2023

Federated Hermes Floating Rate Strategic Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-756
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456216 (9/23)
© 2023 Federated Hermes, Inc.